Notes to the consolidated statements of income - Revenue (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue
Revenue from contracts with customers	€ 18,145,918	€ 18,442,806	€ 16,799,713
Revenue from insurance contracts	1,227,140	851,584	700,520
Revenue from lease contracts	80,559	103,627	118,452
Revenue	19,453,617	19,398,017	17,618,685
Health care services
Revenue
Revenue from contracts with customers	14,166,796	14,566,485	13,175,762
Revenue from insurance contracts	1,227,140	851,584	700,520
Revenue	15,393,936	15,418,069	13,876,282
Health care products
Revenue
Revenue from contracts with customers	3,979,122	3,876,321	3,623,951
Revenue from lease contracts	80,559	103,627	118,452
Revenue	€ 4,059,681	€ 3,979,948	€ 3,742,403